UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2003
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Stephen L. Farley
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Address:   c/o Farley Capital L.P.
           --------------------------------------------------
           780 Third Avenue, Suite 3801
           --------------------------------------------------
           New York, New York 10017
           --------------------------------------------------

Form 13F File Number:  028-10425

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen L. Farley
           --------------------------------------------------
Title:     n/a
           --------------------------------------------------
Phone:     (212) 421-8741
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Stephen L. Farley         New York, New York      August 15, 2003
       ------------------------   ------------------------ -----------------




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Report Type (Check only one.):

[ X ]   13F HOLDINGS REPORT.  (Check here if all holdings of this
.........reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this
.........report, and all holdings are reported by other reporting
.........manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
.........holdings for this reporting manager are reported in this report
.........and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        14
                                               -------------

Form 13F Information Table Value Total:       $109,930
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE






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                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER         VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS     CUSIP     x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS  SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- --------------------------


                           FORM 13 F INFORMATION TABLE

                                                         Value         SHARES OR     INVESTMENT     OTHER      VOTING AUTHORITY
                Title of Class       CUSIP     CLASS   (IN 000's)  PRINCIPLE AMOUNT  DISCRETION    MANAGER  SOLE   SHARED   NONE

American Std Cos Inc Del           029712106    COM       296            4,000           YES         NO       X
Berkshire Hathaway Inc Del         084670108     A        217              3             YES         NO       X
Berkshire Hathaway Inc Del         084670207     B        243             100            YES         NO       X
Block H & R Inc                    093671105    COM      48,002        1,109,876         YES         NO       X
Central European Media Entrp       G20045202     A       19,347         859,888          YES         NO       X
Devry Inc Del                      251893103    COM      3,889          167,000          YES         NO       X
International Speedway Corp        460335201     A       4,095          103,638          YES         NO       X
Mohawk Inds Inc                    608190104    COM      10,551         190,000          YES         NO       X
Moodys Corp                        615369105    COM      5,535          105,000          YES         NO       X
Progressive Corp Ohio              743315103    COM      4,949          67,700           YES         NO       X
Scripps E W Co Ohio                811054204     A       3,638          41,000           YES         NO       X
TJX Cos Inc New                    872540109    COM       904           48,000           YES         NO       X
United Park City Mines Co          911315208    COM      8,132          403,558          YES         NO       X
World Wrestling Entmt Inc          98156Q108     A        132           12,800           YES         NO       X


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